Document and Entity Information	12 Months Ended
Jun. 30, 2024 shares
Registrant CIK	0001769697
Fiscal Year End	--06-30
Entity Address, Postal Zip Code	00000
Document Period Start Date	Jul. 01, 2023
Document Financial Statement Error Correction	false
Auditor Name	De Visser Gray LLP
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Jun. 30, 2024
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-41085
Entity Registrant Name	Snow Lake Resources Ltd.
Entity Incorporation, State or Country Code	A2
Entity Address, Address Line One	360 Main St 30th Floor
Entity Address, City or Town	Winnipeg
Entity Address, Country	CA
Title of 12(b) Security	Common Shares, no par value
Trading Symbol	LITM
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	25,766,065
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Amendment Flag	false
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Auditor Firm ID	1054
Auditor Location	Vancouver, Canada
Business Contact
Entity Address, Address Line One	360 Main St 30th Floor
Entity Address, City or Town	Winnipeg
Entity Address, Country	CA
Contact Personnel Name	Frank Wheatley
Contact Personnel Email Address	info@snowlakelithium.com